Provisions for legal proceedings (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Provisions for Legal Proceedings

Provisions for legal proceedings are set out as follows:

	06.30.2019	12.31.2018
Current and Non-current liabilities
Labor claims	990	1,093
Tax claims	579	491
Civil claims	4,041	5,710
Environmental claims	333	111

Total	5,943	7,405

Current liabilities	2,962	3,394
Non-current liabilities	2,981	4,096

Summary of Reconciliation of Provisions for Legal Proceedings

	Jan-Jun/ 2019	Jan-Dec/ 2018
Opening Balance	7,405	7,026
Additions, net of reversals	769	1,325
Use of provision	(2,031)	(650)
Accruals and charges	45	736
Transfer to assets held for sale	(275)	—
Others	(11)	95
Cumulative translation adjustment	41	(1,127)

Closing Balance	5,943	7,405

Summary of Judicial Deposits with Legal Proceedings

Judicial deposits made in connection with legal proceedings are set out in the table below according to the nature of the corresponding lawsuits:

	06.30.2019	12.31.2018
Non-current assets
Tax	5,297	4,563
Labor	1,174	1,161
Civil	925	823
Environmental	165	160
Others	6	4

Total	7,567	6,711

Summary of Reconciliation of Judicial Deposits with Legal Proceedings

	06.30.2019	12.31.2018
Opening Balance	6,711	5,582
Additions	1,072	1,883
Use	(115)	(86)
Accruals and charges	146	294
Others	—	26
Transfer to assets held for sale	(313)	—
Cumulative translation adjustment	66	(988)

Closing Balance	7,567	6,711

Summary of Contingent Liabilities

As of June 30, 2019, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	06.30.2019	12.31.2018
Tax	36,276	37,290
Labor	9,345	8,619
Civil—General	6,383	6,539
Civil—Environmental	3,280	4,221

Total	55,284	56,669